S000093541 [Member] Expense Example, No Redemption - NexPoint Credit Catalyst Fund - Class C	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 267
Expense Example, No Redemption, 3 Years	1,189
Expense Example, No Redemption, 5 Years	2,121
Expense Example, No Redemption, 10 Years	$ 4,492